Segments (Details) - Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets		$ 85,667				$ 97,651
Total segments’ liabilities		(41,220)				(42,962)
External revenue		53,385		$ 34,959
Segment results - operating income (loss)		(9,790)		(6,328)
Non-operating income (loss)		1,409		2,382
Finance income (loss)		(978)		(793)
Profit (Loss) before taxes on income		(9,359)		(4,739)
Tax benefit (expense) on income		(177)		(9)
Segment results - profit (loss)		(9,536)		(4,748)
Corporate [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets		16,660				19,478
Total segments’ liabilities		(1,204)				(1,198)
External revenue
Segment results - operating income (loss)		(6,301)		(3,366)
Non-operating income (loss)		157		64
Finance income (loss)		(219)		330
Profit (Loss) before taxes on income		(6,363)		(2,972)
Tax benefit (expense) on income		3		(5)
Segment results - profit (loss)		(6,360)		(2,977)
E-commerce [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets		16,096				15,667
Total segments’ liabilities		(5,500)				(5,025)
External revenue		3,871		2,343
Segment results - operating income (loss)		(2,131)		(1,098)
Non-operating income (loss)		1,252		(63)
Finance income (loss)		(193)		(272)
Profit (Loss) before taxes on income		(1,072)		(1,433)
Tax benefit (expense) on income		(9)		(93)
Segment results - profit (loss)		(1,081)		(1,526)
Online Advertising & Internet Traffic Routing [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets		45,680				50,999
Total segments’ liabilities		(31,868)				(33,203)
External revenue		48,016
Segment results - operating income (loss)		(46)
Non-operating income (loss)
Finance income (loss)		(765)
Profit (Loss) before taxes on income		(811)
Tax benefit (expense) on income		(340)
Segment results - profit (loss)		(1,151)
Online Event Management [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets		3,936				3,208
Total segments’ liabilities		(2,821)				(3,244)
External revenue		1,498		1,472
Segment results - operating income (loss)		140		(310)
Non-operating income (loss)
Finance income (loss)		(55)		(277)
Profit (Loss) before taxes on income		85		(587)
Tax benefit (expense) on income
Segment results - profit (loss)		85		(587)
Others [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets			[1]			11,368
Total segments’ liabilities		(177)				(952)
External revenue
Segment results - operating income (loss)		(1,452)	[2]	(1,385)	[3]
Non-operating income (loss)				137
Finance income (loss)		(7)		(2)
Profit (Loss) before taxes on income		(1,459)		(1,250)
Tax benefit (expense) on income				(6)
Segment results - profit (loss)		(1,459)		(1,256)
Adjustments [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets		(293)				(3,069)
Total segments’ liabilities		350				$ 660
External revenue
Segment results - operating income (loss)				(807)
Non-operating income (loss)				2,300
Finance income (loss)		261		48
Profit (Loss) before taxes on income		261		1,541
Tax benefit (expense) on income		169		110
Segment results - profit (loss)		$ 430		1,651
Online Advertising [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
External revenue				31,144
Segment results - operating income (loss)	[4]			638
Non-operating income (loss)				(56)
Finance income (loss)				(620)
Profit (Loss) before taxes on income				(38)
Tax benefit (expense) on income				(15)
Segment results - profit (loss)				$ (53)

[1]	Includes investments accounted for using the equity method of USD 592 thousand in relation to Parazero (note 3K), USD 1,142 thousand in relation to Laminera (note 3L) and USD 643 thousand in relation to Polyrizon (note 3G).
[2]	Includes equity losses of USD 655 thousand in relation to Odysight.ai (note 3C), USD 384 thousand in relation to Parazero (note 3K), USD 34 thousand in relation to Laminera (note 3L) and USD 65 thousand in relation to Polyrizon (note 3G).
[3]	Includes equity loss of USD 1,073 thousands in relation to Odysight.ai.
[4]	Includes equity loss of USD 215 thousands in relation to Gix Internet.